OIL AND GAS PROPERTY, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
OIL AND GAS PROPERTY, NET
Oil and gas property - subject to amortization	$ 20,345,797	$ 20,100,595
Accumulated depletion and impairment	(18,918,311)	(18,100,778)
Oil and gas property - subject to amortization, net	1,427,486	1,999,817
Oil and gas property - not subject to amortization	958,133	539,116
Accumulated impairment	0	0
Oil and gas property - not subject to amortization, net	$ 958,133	$ 539,116